Schedule of Inventories (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 775,116	$ 294,522	$ 708,239
Finished goods	86,178	50,432	76,258
Total	$ 861,294	$ 344,954	$ 784,497